Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2018		Jan. 01, 2020	Dec. 31, 2019		Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period after which financial information provided by the equity method investee was used by the entity			3 months
Increase in retained earnings			$ 335.0	$ 192.5			$ 279.4		$ 207.0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in retained earnings			$ 76.1	49.3			67.2		$ 17.9
Impact of adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in retained earnings	[1]						(1.3)
Cumulative effect of change in accounting principles, net of taxes	[2]			0.0
Impact of adoption | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in retained earnings		$ 8.1				$ (1.3)	$ (1.3)	[1]
Cumulative effect of change in accounting principles, net of taxes		$ (26.7)		$ (18.6)	[2]

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.
[2]	Amounts relate to: (i) the requirement to recognize the changes in fair value of equity securities directly within income (resulting in a reclassification of unrealized gains as of January 1, 2018 between accumulated other comprehensive income (“AOCI”) and retained earnings); and (ii) the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.